Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2024
Additional information [abstract]
Disclosure of auditors' remuneration

	2024	2023	2022
	£m	£m	£m
Audit fees payable to PwC	15.4	13.1	11.3
Other audit fees payable	0.6	0.6	0.7
Year ended 31 Dec	16.0	13.7	12.0

Fees payable by the group to PwC
	2024	2023	2022
	£m	£m	£m
Fees for HSBC Bank plc‘s statutory audit[1,5]	6.0	5.3	5.5
Fees for other services provided to the group	17.8	17.5	15.6
– audit of the group‘s subsidiaries[2]	9.4	7.8	5.8
– audit-related assurance services[3]	4.4	5.2	5.3
– other assurance services[4]	4.0	4.5	4.5
Year ended 31 Dec	23.8	22.8	21.1
1Fees payable to PwC for the statutory audit of the consolidated financial statements of the group. They exclude amounts payable for the statutory audit of the bank’s subsidiaries which have been included in ‘Fees for other services provided to the group’.
2Including fees payable to PwC for the statutory audit of the bank’s subsidiaries.
3Including services for assurance and other services that relate to statutory and regulatory filings, including interim reviews.
4Including permitted services relating to attestation reports on internal controls of a service organisation primarily prepared for and used by third-party end user, including comfort letters.
52024 Audit fees payable to PwC includes prior year adjustments after finalisation of the 2023 financial statements.